Inventories (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Finished goods	¥ 357,115	¥ 363,685
Work in process	130,258	144,394
Raw materials	14,522	20,088
Inventories (Note 4)	¥ 501,895	¥ 528,167